Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity U.S. Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Equity Central Fund
Class Name	Fidelity® U.S. Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary detractor versus the benchmark, especially within the information technology sector. Subpar picks among health care stocks, primarily within the health care equipment & services industry, also hurt. Further weighing on the portfolio's relative result were investment choices in consumer staples and materials. The fund's position in cash was a notable detractor as well.
  •The biggest stock-specific relative detractor was an underweight stake in Nvidia (+192%), one of the fund's largest holdings. Not owning Broadcom, a benchmark component that gained approximately 88%, also proved detrimental. An overweight in Penumbra (-48%) hurt as well.
  •In contrast, the biggest contributor to performance versus the benchmark was stock selection in communication services. Picks among industrials and financials firms also boosted the fund's relative performance.
  •The top individual relative contributor was an outsized position in Micron Technology (+110%). Not owning Johnson & Johnson, a benchmark component that returned -9%, was another plus. An underweight in benchmark heavyweight Apple (+9%) also helped, though the stock remained one of the fund's biggest holdings at period end.
  •Notable changes in positioning include decreased exposure to consumer staples stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 18, 2020 through June 30, 2024. Initial investment of $10,000. Fidelity® U.S. Equity Central Fund $10,000 $13,447 $11,332 $13,706 $16,617 MSCI U.S. Investable Market 2500 Index $10,000 $13,399 $11,554 $13,777 $16,979 MSCI USA Index $10,000 $13,146 $11,415 $13,581 $16,855 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® U.S. Equity Central Fund 21.24% 14.37% MSCI U.S. Investable Market 2500 Index 23.25% 15.02% MSCI USA Index 24.10% 14.80% A From September 18, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,324,685,325
Holdings Count | shares	371
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$19,324,685,325
Number of Holdings	371
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.5 Financials 13.1 Health Care 11.8 Consumer Discretionary 10.1 Industrials 9.8 Communication Services 9.2 Consumer Staples 5.5 Energy 4.1 Real Estate 2.6 Materials 2.4 Utilities 2.2 Common Stocks 98.1 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 95.2 Canada 1.6 United Kingdom 0.9 Netherlands 0.4 France 0.4 Puerto Rico 0.2 Ireland 0.2 Singapore 0.2 Denmark 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 Apple Inc 4.8 Alphabet Inc Class A 4.1 Amazon.com Inc 4.1 NVIDIA Corp 4.1 Meta Platforms Inc Class A 2.7 Exxon Mobil Corp 1.7 JPMorgan Chase & Co 1.5 Unitedhealth Group Inc 1.3 Boston Scientific Corp 1.3 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec